Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000131094 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 205887102 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 127097103 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | 086516101 | Best Buy Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131094 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131094 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131094 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131094 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000131094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000131094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000131094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000131094 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	6.40%
C000131094 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.00%
C000131094 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000148993 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 205887102 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 127097103 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | 086516101 | Best Buy Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000148993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000148993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000148993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000148993 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148993 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000148993 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000148993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000148993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000148993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000148993 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	6.40%
C000148993 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.00%
C000148993 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000131095 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 205887102 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 127097103 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | 086516101 | Best Buy Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131095 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131095 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131095 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131095 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000131095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000131095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000131095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000131095 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	6.40%
C000131095 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.00%
C000131095 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000169555 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 337738108 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169555 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169555 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169555 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169555 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169555 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169555 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000169555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169555 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169555 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000169555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169555 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169555 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.00%
C000169555 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169556 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 337738108 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169556 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169556 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169556 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169556 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000169556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169556 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169556 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000169556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169556 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169556 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.00%
C000169556 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169557 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 337738108 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 501044101 | Kroger Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169557 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169557 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169557 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169557 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169557 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169557 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169557 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169557 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169557 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000169557 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169557 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169557 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000169557 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169557 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169557 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169557 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.00%
C000169557 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000193677 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000193677 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000193677 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193677 | 277923637 | Eaton Vance Floating-Rate Advantaged Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000193677 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000193677 | 47804A692 | John Hancock Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193677 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193677 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193677 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000193677 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000193677 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000193677 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	66.00%
C000193678 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000193678 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000193678 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193678 | 277923637 | Eaton Vance Floating-Rate Advantaged Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000193678 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000193678 | 47804A692 | John Hancock Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193678 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193678 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193678 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000193678 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000193678 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000193678 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	66.00%
C000193679 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000193679 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000193679 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193679 | 277923637 | Eaton Vance Floating-Rate Advantaged Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000193679 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000193679 | 47804A692 | John Hancock Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193679 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193679 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193679 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000193679 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000193679 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000193679 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	66.00%
C000199674 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199674 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000199674 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199674 | 66538B826 | Donoghue Forlines Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000199674 | 66539A306 | Donoghue Forlines Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000199674 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000199674 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000199674 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199674 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199674 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000199674 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000199674 | Equity
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000199674 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	9.20%
C000199674 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199674 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.20%
C000199674 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	41.40%
C000199675 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199675 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000199675 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199675 | 66538B826 | Donoghue Forlines Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000199675 | 66539A306 | Donoghue Forlines Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000199675 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000199675 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000199675 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199675 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199675 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000199675 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000199675 | Equity
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000199675 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	9.20%
C000199675 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199675 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.20%
C000199675 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	41.40%
C000199676 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199676 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000199676 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199676 | 66538B826 | Donoghue Forlines Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000199676 | 66539A306 | Donoghue Forlines Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000199676 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000199676 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000199676 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199676 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000199676 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000199676 | Equity
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000199676 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	9.20%
C000199676 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199676 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.20%
C000199676 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	41.40%
C000091243 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000091243 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000091243 | 47804A692 | John Hancock Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000091243 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000091243 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091243 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000091243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091243 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000091243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000091243 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	8.10%
C000091243 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000091243 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	81.30%
C000091243 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	8.30%
C000091244 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000091244 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000091244 | 47804A692 | John Hancock Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000091244 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000091244 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091244 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000091244 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091244 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000091244 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000091244 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	8.10%
C000091244 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000091244 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	81.30%
C000091244 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	8.30%
C000091245 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000091245 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000091245 | 47804A692 | John Hancock Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000091245 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000091245 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091245 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000091245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091245 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000091245 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000091245 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	8.10%
C000091245 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000091245 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	81.30%
C000091245 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	8.30%